Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Disclosure Of Significant Accounting Policies [Line Items]
Current financial assets at amortised cost	$ 35,897,000
Non-current financial assets at amortised cost	35,897,000
Equity instruments designated as FVTOCI	0
Gain (loss) recognized on equity instruments transaction	0
Impairment loss	$ 0
Deferred Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio | shares	1
Restricted Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio | shares	1
Share based payment arrangement vesting period	3 years
IFRS 9
Disclosure Of Significant Accounting Policies [Line Items]
Financial instruments designated as hedges	$ 0